March 29, 2021

Division of Investment Management

US Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Capitol Series Trust (File Nos. 333-191495; 811-22895)

Dear Sir or Madam:

Pursuant to Rule 485(a)(1) of the Securities Act of 1933, as amended, (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Capitol Series Trust (the “Trust”) is Post-Effective Amendment No. 111 under the 1933 Act and Amendment No. 112 under the 1940 Act to the Trust’s Registration Statement on Form N-1A (“Amendment No. 111”). The primary purpose of Amendment No. 111 is to update certain disclosure related to the Reynders, McVeigh Core Equity Fund’s ESG investment strategy in the Principal Investment Strategies and Investment Process sections of the prospectus.

The Trust anticipates that this filing shall become effective on May 28, 2021 pursuant to Rule 485(a)(1) of the 1933 Act. At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of Amendment No. 111. The purpose of the filing will be to incorporate any comments made by the Staff on Amendment No. 111, to incorporate the audited financial highlights for the aforementioned fund, to update any other missing information and/or to file updated exhibits to the registration statement.

If you have any questions or would like further information, please contact me at (513) 869-4327 or Tiffany Franklin, Assistant Secretary of the Trust, at (513) 587-3447.

Sincerely,

/s/ Matthew Beck

Matthew Beck
Secretary of the Trust